Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
(Loss)/profit for the year	$ (75,284,923)	$ 16,060,652	$ (3,747,408)
Adjustments to reconcile net (loss)/profit to net cash provided by (used in) operating activities:
Listing expenses	100,122,019
Depreciation charge	5,785,745	5,716,063	692,528
Finance costs	5,730,535	6,951,923	966,926
Change in estimated fair value of derivative warrant liability	(1,273,740)
Net changes in fair value of derivative financial instruments	328,176	1,190,073
Total	35,407,812	29,918,711	(2,087,954)
Working capital changes:
(Increase) decrease in inventories	(32,554)	29,561	(176,651)
Increase in trade and other receivables	(225,616)	(2,123,077)	(618,700)
Increase in provisions	7,674	5,616	365
Increase in accounts payable, accruals and other payables	18,257,036	65,910	630,023
Net cash flows from (used in) operating activities	53,414,352	27,896,721	(2,252,917)
INVESTING ACTIVITIES
Advances paid to contractors	(21,664,764)
Purchase of property, plant and equipment	(38,690,498)	(271,403)	(21,924,553)
Net cash flow used in investing activities	(60,355,262)	(271,403)	(21,924,553)
FINANCING ACTIVITIES
Proceeds from term loans		4,038,024	16,700,441
Repayment of term loans	(8,435,416)	(3,487,876)
Interest paid on term loans	(1,536,503)	(7,195,581)	(3,429,143)
Proceeds from issuance of ordinary shares	33,064,568
Cash election by shareholders	(13,600,000)
Payment of lease liability	(2,313,323)
Payment of transaction costs on loans			(111,081)
Net contribution from (distributions to) the shareholders	23,300,052	(24,971,637)	11,158,842
Net cash flows from (used in) financing activities	30,479,378	(31,617,070)	24,319,059
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	23,538,468	(3,991,752)	141,589
Cash and cash equivalents at 1 January	(3,707,697)	284,055	142,466
CASH AND CASH EQUIVALENTS AT 31 DECEMBER	$ 19,830,771	$ (3,707,697)	$ 284,055